Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Other Operating Expenses
Other Operating Expenses	Note 5 Other Operating Expenses

	Year Ended December 31,
	2020	2019
Exchange rate differences	0	4,464
Net loss on disposal of equipment	0	61
Total	0	4,525